Long-term Debt - Revolving Facility (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 23, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Line of Credit Facility [Line Items]
Amortization of debt issuance costs			$ 100,000
Aggregate principal amount outstanding					$ 1,036,314,000
Line of Credit | Revolving Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 60,000,000.0
Maximum net leverage ratio before change in basis spread on variable rate	435.00%		385.00%
Minimum net leverage ratio before change in basis spread on variable rate	435.00%
Commitment fee percentage	0.50%		0.25%
Fronting fee percentage	0.125%
Line of credit, debt issuance costs incurred	$ 800,000
Amortization of debt issuance costs		$ 0		$ 0	100,000
Debt issuance costs, net		600,000	$ 600,000		700,000
Covenant, maximum net leverage ratio	750.00%
Aggregate principal amount outstanding		0	0		0
Available borrowing capacity		48,200,000	48,200,000		59,500,000
Line of Credit | Revolving Facility | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 15,000,000.0
Letters of credit issued		$ 11,800,000	$ 11,800,000		$ 500,000
Alternative Base Rate | Line of Credit | Revolving Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	2.25%		1.50%
LIBOR | Line of Credit | Revolving Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	3.25%		2.50%